PRUDENTIAL PREMIER® INVESTMENT VARIABLE ANNUITYSM (“B SERIES”)
PRUDENTIAL PREMIER® INVESTMENT VARIABLE ANNUITYSM (“C SERIES”)
PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated August 15, 2019
to Prospectuses dated April 29, 2019
This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information.
This Supplement contains information about annualized insurance fees and charges for the Prudential Premier® Investment Variable AnnuitySM (“B Series”) and Prudential Premier® Investment Variable AnnuitySM (“C Series”). Effective on September 16, 2019, the Premium Based Insurance Charge for the B Series will be reduced to 0.47% from 0.55%, and the Account Value Based Insurance Charge will be reduced to 0.48% from 0.55%. There is no change to the Premium Based Insurance Charge or the Account Value Based Insurance Charge for the C Series. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.
In the “Summary of Contract Fees and Charges” section of the Prospectus, the following “Periodic Fees and Charges” and “Annualized Fees and Charges” are added:
For contracts issued on or after September 16, 2019, “Periodic Fees and Charges” and “Annualized Insurance Fees and Charges” are as follows:

PERIODIC FEES AND CHARGES
Annual Maintenance Fee[3]	Lesser of $50 and 2%
(assessed annually as a percentage of Unadjusted Account Value)

	B Series	C Series
Premium Based Insurance Charge[4,5] (assessed quarterly on the Charge Basis, as described in “Fees, Charges and Deductions”)	0.47%	0.67%

ANNUALIZED INSURANCE FEES AND CHARGES (assessed daily as a percentage of the net assets of the Sub-accounts)
	B SERIES	C SERIES
Account Value Based Insurance Charge[4]	0.48%	0.68%

3	Only applicable if the total of all Purchase Payments at the time the fee is due is less than $100,000.

4
For Beneficiaries who elect the Beneficiary Continuation Option, or the Beneficiary Variable Payout Option, the Account Value Based Insurance Charge and the Premium Based Insurance Charge do not apply. However, a Settlement Service Charge equal to 1.00% is assessed as a percentage of the daily net assets of the Sub-accounts as an annual charge.

5	The Premium Based Insurance Charge, shown as an annualized rate, is deducted on a quarterly basis at a rate of 0.1175% for the B Series and 0.1675% for the C Series.

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In the “Expense Examples” section of the Prospectus, the following information is added:
For contracts issued on or after September 16, 2019, Expense Examples are provided as follows:

	B SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$1,159	$1,981	$2,808	$4,645	$913	$1,248	$1,595	$2,273
If you annuitize your annuity at the end of the applicable time period: [1]	$459	$1,381	$2,308	$4,645	$213	$648	$1,095	$2,273
If you do not surrender your annuity:	$459	$1,381	$2,308	$4,645	$213	$648	$1,095	$2,273

	C SERIES
	Assuming Maximum Fees and Expenses of any of the Portfolios Available				Assuming Minimum Fees and Expenses of any of the Portfolios Available
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
If you surrender your annuity at the end of the applicable time period:	$499	$1,496	$2,492	$4,975	$253	$769	$1,298	$2,679
If you annuitize your annuity at the end of the applicable time period: [1]	$499	$1,496	$2,492	$4,975	$253	$769	$1,298	$2,679
If you do not surrender your annuity:	$499	$1,496	$2,492	$4,975	$253	$769	$1,298	$2,679
In “Appendix B – Selecting the Variable Annuity That’s Right For You” section of the Prospectus, the Hypothetical Illustration section is deleted and replaced as follows:
HYPOTHETICAL ILLUSTRATION
The following examples outline the value of each Annuity as well as the amount that would be available to an investor as a full surrender. We assume the surrender is taken on the day immediately prior to the surrender charge change that precedes the Annuity Anniversary specified (or, two days before the Annuity Anniversary specified). The “Annuity Anniversary” is the anniversary of the Issue Date of the Annuity. The values shown below are based on the following assumptions: An initial investment of $100,000 is made into each Annuity earning a gross rate of return of 0% and 6% and 10%, respectively.
The examples further assume that no additional Purchase Payments or withdrawals are made from the Annuity. The hypothetical gross rates of return are reduced by the arithmetic average of the fees and expenses of the applicable underlying Portfolios (which is 1.18% for both Series) as of September 16, 2019 and the charges deducted from the Annuity at the Separate Account level. The arithmetic average of all fund expenses is computed by adding Portfolio management fees, 12b-1 fees and other expenses of all the underlying Portfolios and then dividing by the number of Portfolios. For purposes of the illustrations, we do not reflect any expense reimbursements or expense waivers that might apply and are described in the “Summary of Contract Fees and Charges.” The Separate Account level charge refers to the Account Value Based Insurance Charge. The Premium Based and the Account Value Based Insurance Charges are included in the following examples.
The Account Value and Surrender Value are further reduced by the Annual Maintenance Fee, if applicable.
The Account Value assumes no surrender, while the Surrender Value assumes a 100% surrender two days prior to the Annuity Anniversary, as described above, therefore reflecting the CDSC applicable to that Annuity Year. Note that a withdrawal on the Annuity Anniversary, or the day before the Annuity Anniversary, would be subject to the CDSC applicable to the next Annuity Year, which may be lower. The CDSC is calculated based on the date that the Purchase Payment was made and for purposes of these examples, we assume that a single Purchase Payment of $100,000 was made on the Issue Date. The values that you actually experience under an Annuity will be different from what is depicted here if any of the assumptions we make here differ from your circumstances, however the relative values for each Annuity reflected below will remain the same. (We will provide your Financial Professional with a personalized illustration upon request).

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0% Gross Rate of Return

	B series		C series
	Net rate of return		Net rate of return

	All years	-2.59%	All years	-2.92%
Annuity Year	Contract Value	Surrender Value	Contract Value	Surrender Value
1	$97,879	$90,879	$97,483	$97,483
2	$95,792	$88,792	$95,012	$95,012
3	$93,740	$87,740	$92,587	$92,587
4	$91,723	$85,723	$90,207	$90,207
5	$89,738	$84,738	$87,871	$87,871
6	$87,786	$87,786	$85,578	$85,578
7	$85,867	$85,867	$83,328	$83,328
8	$83,979	$83,979	$81,120	$81,120
9	$82,123	$82,123	$78,952	$78,952
10	$80,297	$80,297	$76,824	$76,824
11	$78,502	$78,502	$74,736	$74,736
12	$76,736	$76,736	$72,687	$72,687
13	$75,000	$75,000	$70,675	$70,675
14	$73,292	$73,292	$68,701	$68,701
15	$71,612	$71,612	$66,763	$66,763
16	$69,960	$69,960	$64,862	$64,862
17	$68,336	$68,336	$62,995	$62,995
18	$66,738	$66,738	$61,163	$61,163
19	$65,167	$65,167	$59,365	$59,365
20	$63,622	$63,622	$57,600	$57,600
21	$62,102	$62,102	$55,868	$55,868
22	$60,608	$60,608	$54,168	$54,168
23	$59,138	$59,138	$52,500	$52,500
24	$57,693	$57,693	$50,862	$50,862
25	$56,271	$56,271	$49,255	$49,255

Assumptions:

a.	$100,000 Initial Investment

b.	Fund Expenses = 1.18%

c.	No optional death benefits or living benefits elected

d.	Annuity was issued on or after September 16, 2019

e.	Surrender value assumes surrender 2 days before policy anniversary
The shaded values indicate the highest Surrender Values in that year based on the stated assumptions. Assuming a 0% gross annual return, the C Series has the highest Surrender Value in the first 5 Annuity Years and the B Series has the highest Surrender Value starting in Annuity Year 6.

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6% Gross Rate of Return

	B series		C series
	Net rate of return		Net rate of return

	All years	3.68%	All years	3.45%
Annuity Year	Contract Value	Surrender Value	Contract Value	Surrender Value
1	$103,769	$96,769	$103,357	$103,357
2	$107,699	$100,699	$106,850	$106,850
3	$111,795	$105,795	$110,483	$110,483
4	$116,065	$110,065	$114,264	$114,264
5	$120,516	$115,516	$118,197	$118,197
6	$125,157	$125,157	$122,289	$122,289
7	$129,994	$129,994	$126,546	$126,546
8	$135,037	$135,037	$130,974	$130,974
9	$140,295	$140,295	$135,582	$135,582
10	$145,775	$145,775	$140,376	$140,376
11	$151,488	$151,488	$145,363	$145,363
12	$157,444	$157,444	$150,551	$150,551
13	$163,653	$163,653	$155,949	$155,949
14	$170,125	$170,125	$161,565	$161,565
15	$176,872	$176,872	$167,408	$167,408
16	$183,906	$183,906	$173,486	$173,486
17	$191,238	$191,238	$179,810	$179,810
18	$198,882	$198,882	$186,390	$186,390
19	$206,851	$206,851	$193,234	$193,234
20	$215,158	$215,158	$200,356	$200,356
21	$223,817	$223,817	$207,764	$207,764
22	$232,844	$232,844	$215,472	$215,472
23	$242,255	$242,255	$223,491	$223,491
24	$252,066	$252,066	$231,834	$231,834
25	$262,292	$262,292	$240,513	$240,513

Assumptions:

a.	$100,000 Initial Investment

b.	Fund Expenses = 1.18%

c.	No optional death benefits or living benefit elected

d.	Annuity was issued on or after September 16, 2019

e.	Surrender value assumes surrender 2 days before policy anniversary
The shaded values indicate the highest Surrender Values in that year based on the stated assumptions. Assuming a 6% gross annual return, the C Series has the highest Surrender Value in the first 5 Annuity Years and the B Series has the highest Surrender Value starting in Annuity Year 6.

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10% Gross Rate of Return

	B series		C series
	Net rate of return		Net rate of return

	All years	7.71%	All years	7.51%
Annuity Year	Contract Value	Surrender Value	Contract Value	Surrender Value
1	$107,697	$100,697	$107,274	$107,274
2	$116,023	$109,023	$115,127	$115,127
3	$125,030	$119,030	$123,605	$123,605
4	$134,774	$128,774	$132,758	$132,758
5	$145,315	$140,315	$142,640	$142,640
6	$156,719	$156,719	$153,310	$153,310
7	$169,055	$169,055	$164,828	$164,828
8	$182,401	$182,401	$177,265	$177,265
9	$196,839	$196,839	$190,691	$190,691
10	$212,457	$212,457	$205,187	$205,187
11	$229,353	$229,353	$220,837	$220,837
12	$247,632	$247,632	$237,733	$237,733
13	$267,406	$267,406	$255,975	$255,975
14	$288,797	$288,797	$275,669	$275,669
15	$311,938	$311,938	$296,932	$296,932
16	$336,973	$336,973	$319,888	$319,888
17	$364,056	$364,056	$344,672	$344,672
18	$393,354	$393,354	$371,430	$371,430
19	$425,048	$425,048	$400,318	$400,318
20	$459,336	$459,336	$431,507	$431,507
21	$496,429	$496,429	$465,180	$465,180
22	$536,556	$536,556	$501,534	$501,534
23	$579,966	$579,966	$540,783	$540,783
24	$626,927	$626,927	$583,158	$583,158
25	$677,729	$677,729	$628,907	$628,907
Assumptions:

a.	$100,000 Initial Investment

b.	Fund Expenses = 1.18%

c.	No optional death benefits or living benefits elected

d.	Annuity was issued on or after September 16, 2019

e.	Surrender value assumes surrender 2 days before policy anniversary
The shaded values indicate the highest Surrender Values in that year based on the stated assumptions. Assuming a 10% gross annual return, the C Series has the highest Surrender Value in the first 5 Annuity Years and the B Series has the highest Surrender Value starting in Annuity Year 6.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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